Condensed Consolidated Interim Statements of Comprehensive Loss - USD ($)		9 Months Ended		12 Months Ended
		Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
OPERATING EXPENSES
Consulting		$ 362,760	$ 534,507	$ 660,914	$ 595,062
Depreciation		6,697	5,840	8,114	3,295
Foreign exchange		2,011	(5,096)	3,600	23,148
Office and administrative		147,295	172,262	201,327	87,282
Investor relations		152,488	410,933	617,053	47,317
Professional fees		353,586	397,758	605,099	275,044
Rent		20,703	111,281	181,666	113,598
Research and development		114,352	970,281	1,111,562	881,435
Share-based compensation		463,882	337,267	401,869	208,321
Shareholder and regulatory		377,256	165,831	95,037	173,824
Travel and entertainment		5,723	145,164	189,937	83,898
Wages and salaries		580,309	596,356	1,042,968	252,568
Net Loss		(2,587,062)	(3,842,384)	(5,119,146)	(2,744,792)
Dividend paid to preferred shareholders		459,236		488,416
Net loss attributable to common shareholders		(3,046,298)	(3,842,384)	(5,607,562)	(2,744,792)
Other Comprehensive income (loss)
Foreign currency translation		(113,982)	76,222	154,010	10,900
Comprehensive loss attributable to common shareholders		$ (3,160,280)	$ (3,766,162)	$ (5,453,552)	$ (2,733,892)
Basic and diluted net loss attributed to common share	[1]	$ (0.39)	$ (0.45)	$ (0.67)	$ (0.32)
Weighted average number of common shares outstanding - basic and diluted	[1]	7,821,064	8,560,462	8,331,330	8,536,151

[1]	reflects the 1:4.75 reverse stock split effected on November 29, 2020.